Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Included in:
Technology and content expenses	$ 668	$ 707	$ 708
General and administrative expenses	1,697	1,561	512
Depreciation and amortization	$ 2,365	$ 2,268	$ 1,220